Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2025
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

Note 14 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series Pre-A Preferred Shares

On December 19, 2014, Dazinuojin Enterprise Management Consulting Co., Ltd. (formerly known as Dazi Jinnuo Investment Management Consulting Co., Ltd.) (“Dazi Jinnuo”), Jiangsu Gaotou Bangsheng Venture Capital Partnership (Limited Partnership) (“Jiangsu Gaotou”), Nanjing Bangsheng Juyuan Venture Capital Partnership (Limited Partnership) (formerly known as Nanjing Bangsheng Juyuan Investment Management Partnership (Limited Partnership)) (“Nanjing Bangsheng”), Guangdong Qicheng Youth Venture Capital Partnership (L.P.) (“Guangdong Qicheng”), Shanghai Guohong Kaiyuan Investment Center (Limited Partnership) (“Shanghai Guohong”), Shanghai Chuangye Jieli Taili Venture Capital Center (L.P.) (formerly known as Shanghai Venture Relay Taili Venture Capital Center) (“Chuangye Jieli”), and Grand Yangtze Hongtao Capital, L.P. (“Grand Yangtze”) respectively subscribed 817,460, 697,620, 16,666, 238,095, 595,238, 119,048 and 238,095 Series Pre-A Convertible Redeemable Preferred Shares (in aggregate of 2,722,222 shares, “Series Pre-A Preferred Shares”), at RMB42.0 per share with total cash consideration of RMB114,333,273. Dazi Jinnuo is controlled by Mr. Shi.

Series A Preferred Shares

On October 26, 2015, Dan Hong (H.K.) Technology Limited (“Dan Hong”) subscribed 2,957,613 Series A Convertible Redeemable Preferred Shares (“Series A Preferred Shares”), at RMB63.0 per share with cash consideration of RMB186,300,000.

Series B-1 and B-2 Preferred Shares

On September 25, 2016, Shanghai Zhongwei Anjian Venture Capital Investment LLP (Limited Partnership) (“Shanghai Zhongwei”) subscribed 911,178 Series B-1 Convertible Redeemable Preferred Shares (“Series B-1 Preferred Shares”), at RMB63.0 per share with total cash consideration of RMB50,000,000.

On December 29, 2016, Beijing HongShan Enterprise Information Management Consulting Center (Limited Partnership) (“Beijing HongShan”), Guangdong Ginkgo Guangbo Venture Capital Partnership (L.P.) (“Guangdong Ginkgo”), Shanghai Jinglin Jinghui Equity Investment Center (L.P.) (“Shanghai Jinglin”), Shenzhen Sharing Precision Medical Investment Partnership (Limited Partnership) (“Shenzhen Sharing”), Zhuhai Huajin Chuangying No.1 Equity Investment Fund Partnership (Limited Partnership) (“Zhuhai Huajin”), and Alps Innovation Limited (“Alps Innovation”) respectively subscribed 571,630, 228,652, 228,652, 171,489, 114,326 and 457,304 Series B-2 Convertible Redeemable Preferred Shares (in aggregate of 1,772,053 shares, “Series B-2 Preferred Shares”). On July 13, 2018, Zhenyang Shi transferred shares to Beijing HongShan, Guangdong Ginkgo, Shanghai Jinglin, Shenzhen Sharing, Zhuhai Huajin and Alps Innovation additional 222,020, 88,808, 88,808, 66,606, 44,404 and 177,616, respectively Series B-2 Preferred Shares (in aggregate of 688,262 shares). As of July 13, 2018, the cumulative Series B-2 Preferred Shares for Beijing HongShan, Guangdong Ginkgo, Shanghai Jinglin, Shenzhen Sharing, Zhuhai Huajin and Alps Innovation were 793,650, 317,460, 317,460, 238,095, 158,730 and 634,920, respectively (in aggregated of 2,460,315 shares), at RMB63.0 per share with total cash consideration of RMB155,000,000.

Series B-3 Preferred Shares

On September 1, 2017, Neijiang Yunrui Investment Partnership (Limited Partnership) (“Neijiang Yunrui”) subscribed 228,786 Series B-3 Convertible Redeemable Preferred Shares (“Series B-3 Preferred Shares”), at RMB87.4 per share with cash consideration of RMB20,000,000.

Series B-4 Preferred Shares

On June 8, 2018 and August 10, 2018, Beijing Gaotejia Technology Partnership (Limited Partnership) (“Beijing Gaotejia”), and General Technology Group Investment Management Co., Ltd. (“General Technology”) respectively subscribed 1,358,995 and 452,998 Series B-4 Convertible Redeemable Preferred Shares (in aggregate of 1,811,993 shares, “Series B-4 Preferred Shares”), at RMB110.4 per share with total cash consideration of RMB200,000,000.

On August 10, 2021, Nova Compass Investment Limited (“Nova Compass”) subscribed 1,958,119 Series B-4 Convertible Redeemable Preferred Shares (“Series B-4 Preferred Shares”), at RMB112.9 per share with total consideration of RMB 221,040,859. Nova Compass was an entity designated by Focus Media to subscribe shares mentioned above and the consideration was outstanding balance of the Group due to Focus Media. On August 10, 2021, the Group entered into tripartite agreements with Focus Media and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables of RMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. In exchanged, Nova Compass was designated by Focused to subscribe the shares mention above.

The rights, preferences and privileges of the Preferred Shares pursuant to the third amended and restated memorandum and articles of association of the Company in place prior to the Company’s IPO (the “Pre-IPO Articles”) were as follows:

●	Conversion right

The Preferred Shares (exclusive of unpaid shares) would be automatically converted into ordinary shares 1) upon a qualified initial public offering (“IPO”); or 2) upon the approval of the Preferred Shareholders with respect to conversion of the preferred shares.

The initial conversion ratio of Preferred Shares to Class A ordinary shares was 1:1, subject to adjustments in the event of share splits, share dividends, combinations, recapitalization and similar events.

●	Redemption right

The investors of Series Pre-A and A Preferred Shares had a right to require the Company to redeem their investments, at any time and from time to time on or after the date of the earliest to occur of the following: (i) the Company’s failure to complete a qualified initial public offering (“IPO”) until December 31, 2022; (ii) at any time upon the occurrence of any fraudulent act; (iii) any of the Company or any Founder’s the conviction of breaches or violation of criminal laws and/or applicable regulations which may have a material adverse effect on the consummation of the IPO or Trade Sale; or (iv) the occurrence of the change of Control of the Company.

The redeemed price for each Series Pre-A and A Preferred Share should equal to the higher of (i) 100% of the issue price plus a simple interest rate of 12% per annum, (ii) the amount of the issue price plus all declared but unpaid dividends; and (iii) the amount of the net assets of the Company multiply by a fraction, with the numerator shall be the aggregate number of all Shares held by such Series Pre-A and A Preferred Shareholder on the date of the redemption, and the denominator shall be the aggregate number of all Shares then outstanding on such date.

The investors of Series B-1, B-2, B-3 and B-4 Preferred Shares have a right to require the Company to redeem their investments, at any time and from time to time on or after the date of the earliest to occur of the following: (i) the Company fails to complete a qualified initial public offering (“IPO”) until December 31, 2022; (ii) at any time upon the occurrence of a material breach of the transaction documents by the Company, which have a material adverse effect on the business, operations, properties or financial or other condition of the Company (iii) any failure to obtain or maintain any material permit or governmental approvals; (iv) any holder of any other class or series of shares has requested the Company to redeem its shares in the Company, and (v) the occurrence of the change of Control of the Company.

The redeemed price for each Series B-1, B-2, B-3 and B-4 Preferred Share should equal to the higher of (i) 100% of the issue price plus a simple interest rate of 10% per annum, (ii) the amount of the issue price plus all appreciation on each Series preferred shares (including but without limitation to, all declared but unpaid dividends); and (iii) the amount of the net assets of the Company multiply by a fraction, with the numerator shall be the aggregate number of all Shares held by such Preferred Shareholder on the date of the redemption, and the denominator shall be the aggregate number of all Shares then outstanding on such date.

●	Liquidation

(i)	Statutory liquidation event

In a Statutory Liquidation Event, all assets and funds of the Company legally available for distribution to the Shareholders shall be distributed and the following circumstances shall be deemed a “Statutory Liquidation Event”: (a) the Company lose the rights on all or substantially all of any the Company’s Intellectual Properties, or there are material disputes or Liens on the rights of all or substantially all of any the Company’s Intellectual Properties, which will result in or have resulted in a material adverse effect on the business, operations of the Company; and (b) all or substantially all of the assets of the Company have been levied or commandeer, which will result in or have resulted in a material adverse effect on the business, operations of the Company.

All assets and funds of the Company legally available for distribution should be distributed for Series B-1, B-2, B-3 and B-4 Preferred Shareholders. The liquidation amount for each SeriesB-1, B-2, B-3 and B-4 Preferred Share should equal to the applicable Issue Price plus an interest accrued at a compound interest rate of 8% per annum, but minus all declared and paid dividends.

After payment for Series B-1, B-2, B-3 and B-4 Preferred Shareholders, Series A Preferred Shareholder shall be entitled to receive an amount equal to the Issue Price, plus all declared but unpaid dividends thereto on each Series Preferred Share.

After payment for Series A Preferred Shareholders, each Series Pre-A Preferred Shareholders shall be entitled to receive for each outstanding Series Pre-A Preferred Share held by such Series Pre-A Preferred Shareholder, an amount equal to the Series Pre-A Issue Price.

(ii)	Deemed liquidation event

In a Deemed Liquidation Event, all proceeds resulting to the Shareholders of the Company therefrom shall be distributed and the following circumstance shall be deemed as a “Deemed Liquidation Event”: a Trade Sale shall be deemed a Liquidation Event.

The payment should be distributed in following order: Series B-1, B-2, B-3 and B-4 preferred shareholders shall receive the payment at first, Series A shall receive the payment secondly, Series Pre-A shall receive the payment at last. The amount equal to the higher of (i) the Issue Price, plus an interest accrued at a compound interest rate of 25% per annum, but minus all declared and paid dividends, or (ii) the value of each Series Preferred Share in such Deemed Liquidation Event.

●	Voting Right

The holders of redeemable shares and Class A ordinary shares have the equivalent voting rights based on their proportionate holding of the Company.

●	Dividend

Each holder of redeemable shares shall be entitled to receive dividends and distributions on an as-converted basis together with the Class A and Class B ordinary shares on parity with each other, provided that such dividends and distributions shall be payable only when, as, and if declared by the Board.

Accounting of convertible redeemable preferred shares

Each issuance of the convertible redeemable preferred shares is recognized at the respective issue price at the date of issuance net of issuance costs. The Company has classified the convertible redeemable shares in the mezzanine equity of the consolidated balance sheets as of December 31, 2024, because they were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Company’s redeemable preferred shares was subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

Conversion upon IPO

As the Company completed its IPO in October 2025, all convertible redeemable preferred shares were automatically converted to Class A ordinary shares based on the aforementioned conversion ratio. No mezzanine equity was recognized as of December 31, 2025.

The Company’s Preferred Shares activities for the year ended December 31, 2023, 2024 and 2025 are summarized below:

	Series Pre-A Preferred Shares		Series A Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-4 Preferred Shares		Total
	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Amount RMB
Balances as of January 1, 2023	2,722,222	224,619,462	2,957,613	346,956,953	911,178	80,027,397	2,460,315	248,084,932	228,786	30,668,493	3,770,112	542,284,354	1,472,641,591
Re-designation	—	—	—	—	—	—	—	—	—	—	(452,998)	(76,041,096)	(76,041,096)
Accretion to redemption value of mezzanine equity	—	14,377,527	—	22,356,000	—	6,315,068	—	16,287,671	—	2,000,000	—	41,172,581	102,508,847
Balances as of December 31, 2023	2,722,222	238,996,989	2,957,613	369,312,953	911,178	86,342,465	2,460,315	264,372,603	228,786	32,668,493	3,317,114	507,415,839	1,499,109,342
Accretion to redemption value of mezzanine equity	—	13,757,582	—	22,417,249	—	5,013,699	—	15,542,466	—	2,005,479	—	37,205,741	95,942,216
Balances as of December 31, 2024	2,722,222	252,754,571	2,957,613	391,730,202	911,178	91,356,164	2,460,315	279,915,069	228,786	34,673,972	3,317,114	544,621,580	1,595,051,558
Accretion to redemption value of mezzanine equity	—	10,600,104	—	17,272,307	—	3,863,014	—	11,975,342	—	1,545,205	—	28,666,717	73,922,689
Convertible redeemable preferred shares converted into Class A ordinary shares upon the completion of the IPO	(2,722,222)	(263,354,675)	(2,957,613)	(409,002,509)	(911,178)	(95,219,178)	(2,460,315)	(291,890,411)	(228,786)	(36,219,177)	(3,317,114)	(573,288,297)	(1,668,974,247)
Balances as of December 31, 2025	—	—	—	—	—	—	—	—	—	—	—	—	—

*	The re-designation represents one Series B-4 preferred shareholder, General Technology, terminated the VIE agreement with the Company in 2023. So the preferred share owned by General Technology was reclassified from convertible redeemable preferred shares to redeemable non-controlling interest.